ORGANIZATION AND BUSINESS DESCRIPTION (Details) - USD ($)		12 Months Ended
	Dec. 19, 2024	Mar. 31, 2025	Mar. 31, 2024	Nov. 29, 2022	Jul. 16, 2015
Company ownership percentage		100.00%
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Proceeds from issuance of common stock	$ 5,750,000
Net proceeds from completion of the initial public offering	$ 5,000,000	$ 5,073,566
Deferred tax assets		140,377	$ 76,821
Consolidated Entity, Excluding VIE
Deferred tax assets		$ 31,579
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Initial public offering | Class A Ordinary Shares
Ordinary shares issued in the initial public offering (in shares)	1,250,000
Ordinary shares, par value (in dollars per share)	$ 0.0001
Public offering price (in dollars per share)	$ 4
Over allotment option | Class A Ordinary Shares
Ordinary shares issued in the initial public offering (in shares)	187,500
Ordinary shares, par value (in dollars per share)	$ 0.0001
Public offering price (in dollars per share)	$ 4
YSX HK
Percentage of ownership		100.00%		100.00%
WFOE
Percentage of ownership		100.00%
Xinjiang YSX | Chuangzhan
Percentage of ownership					100.00%
Xinjiang YSX | Anjielun
Percentage of ownership					100.00%
Xinjiang YSX | YSX Network
Percentage of ownership					100.00%